Directors' emoluments (Tables)	12 Months Ended
Jun. 30, 2026
Directors' emoluments
Schedule of directors' emoluments

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Social security contributions	156	43	32
Directors’ salary and fees	1,868	463	322
Share based payments	2,097	162	124
Medical insurance	4	—	—
Total	4,125	668	478

Schedule of amount paid to highest director

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Emoluments for qualifying services	1,016	270	213
Total	1,016	270	213